Allowance for Loan Losses - Allowance Related for TDR (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Troubled Debt Restructuring Loans, Recorded Investment	$ 7,294	$ 5,249
Troubled Debt Restructuring Loans, Unpaid Principal Balance	7,377	5,313
Troubled Debt Restructuring Loans, Related Allowance	1,126	762
Private Education Traditional Loans [Member]
Troubled Debt Restructuring Loans, Recorded Investment	5,999	4,201
Troubled Debt Restructuring Loans, Unpaid Principal Balance	6,074	4,259
Troubled Debt Restructuring Loans, Related Allowance	844	546
Private Education Loans - Non-Traditional [Member]
Troubled Debt Restructuring Loans, Recorded Investment	1,295	1,048
Troubled Debt Restructuring Loans, Unpaid Principal Balance	1,303	1,054
Troubled Debt Restructuring Loans, Related Allowance	$ 282	$ 216